Fixed assets - Impairment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total of impairment of fixed assets	€ (190)	€ (207)	€ (38)
Orange RDC [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total of impairment of fixed assets	(119)	(14)
Niger, cash generating unit [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total of impairment of fixed assets	(52)	(26)
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total of impairment of fixed assets	2	(152)
Armenia, cash generating unit [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total of impairment of fixed assets			(27)
Other cash generating units excluding Egypt, Niger, Democratic Republic of the Congo, and Armenia [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total of impairment of fixed assets	€ (21)	€ (15)	€ (11)